Note 3 - Investment Securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Continuous unrealized loss, less than 12 months, fair value	$ 64,117	$ 41,704
Continuous unrealized loss, less than 12 months, gross unrealized losses	(331)	(528)
Continuous unrealized loss, greater than 12 months, fair value	119,894	258,492
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(1,927)	(10,160)
Continuous unrealized loss, fair value	184,011	300,196
Continuous unrealized loss, gross unrealized losses	(2,258)	(10,688)
US States and Political Subdivisions Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	3,257	612
Continuous unrealized loss, less than 12 months, gross unrealized losses	(54)	(3)
Continuous unrealized loss, greater than 12 months, fair value		1,882
Continuous unrealized loss, greater than 12 months, gross unrealized losses		(34)
Continuous unrealized loss, fair value	3,257	2,494
Continuous unrealized loss, gross unrealized losses	(54)	(37)
Corporate Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value		2,009
Continuous unrealized loss, less than 12 months, gross unrealized losses		(21)
Continuous unrealized loss, greater than 12 months, fair value	784	863
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(16)	(34)
Continuous unrealized loss, fair value	784	2,872
Continuous unrealized loss, gross unrealized losses	(16)	(55)
US Government Agencies Debt Securities [Member]
Continuous unrealized loss, less than 12 months, fair value	60,860	39,083
Continuous unrealized loss, less than 12 months, gross unrealized losses	(277)	(504)
Continuous unrealized loss, greater than 12 months, fair value	119,110	255,747
Continuous unrealized loss, greater than 12 months, gross unrealized losses	(1,911)	(10,092)
Continuous unrealized loss, fair value	179,970	294,830
Continuous unrealized loss, gross unrealized losses	$ (2,188)	$ (10,596)